CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Profit/(loss) for the period	$ 237	€ 224	$ (210)	€ (177)	$ 111
Total other comprehensive income for the year	$ 77		$ 179		$ (48)